UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-02735

ELFUN TAX EXEMPT INCOME FUND

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 09/30/11

Item 1.	Schedule of Investments

Elfun Tax-Exempt Income Fund

Schedule of Investments (dollars in thousands)—September 30, 2011 (unaudited)

Municipal Bonds and Notes—97.9% †		Principal Amount	Fair Value
Alabama—1.3%
City of Birmingham AL
5.25%	05/01/17	$3,395	$3,442
East Alabama Healthcare Authority
5.00%	09/01/33	5,500	5,754
Montgomery BMC Special Care Facilities Financing Authority (MBIA Insured)
5.00%	11/15/20	8,375	9,443	(n)
Montgomery Medical Clinic Board
5.25%	03/01/31 - 03/01/36	3,000	2,795
			21,434

Arizona—3.6%
Arizona State University (FSA Insured)
5.25%	07/01/15	5,000	5,215	(n)
City of Phoenix AZ
5.00%	07/01/19	5,000	5,842
Glendale Western Loop 101 Public Facilites Corp.
6.25%	07/01/38	10,000	10,284
Maricopa County Industrial Development Authority
5.50%	07/01/26	5,000	5,187
Maricopa County Stadium District (AMBAC Insured)
5.38%	06/01/16	2,145	2,069	(n)
Phoenix Civic Improvement Corp.
5.00%	07/01/40	5,000	5,197
Phoenix Civic Improvement Corp. (FGIC Insured)
5.50%	07/01/23 - 07/01/24	7,260	8,987	(n)
Pima County Industrial Development Authority
5.25%	10/01/40	2,000	1,897
5.75%	09/01/29	2,500	2,544
Salt River Project Agricultural Improvement & Power District
5.00%	12/01/21	10,000	12,007
Scottsdale Industrial Development Authority (AGMC Insured)
5.00%	09/01/39	2,000	2,003	(n)
University Medical Center Corp.
6.50%	07/01/39	1,000	1,044
			62,276

California—8.4%
Abag Finance Authority for Nonprofit Corps
5.00%	12/01/37	2,940	2,796
Bay Area Toll Authority
5.00%	04/01/31 - 04/01/34	15,000	15,741
California Educational Facilities Authority
5.25%	10/01/39	6,000	6,549
6.13%	10/01/36	1,500	1,654
California Educational Facilities Authority (AMBAC Insured)
5.00%	12/01/35	10,000	10,214	(n)
California Health Facilities Financing Authority
5.50%	08/15/26	5,000	5,415
6.00%	07/01/39	5,000	5,350
6.50%	10/01/33	3,500	3,965

California State Department of Water Resources
5.00%	05/01/21	16,300	19,489
California State Public Works Board
6.00%	04/01/26	8,475	9,447
California State University
5.00%	11/01/37	3,000	3,148
Coast Community College District (FSA Insured)
4.77%	08/01/33	8,750	8,106	(d,n)
Foothill-De Anza Community College District (AMBAC Insured)
4.50%	08/01/31	4,600	4,713	(n)
Los Angeles Harbor Department
5.00%	08/01/26	8,000	8,867
Metropolitan Water District of Southern California
5.00%	07/01/35	5,000	5,280
Sacramento Municipal Utility District
5.00%	08/15/28	2,500	2,708
San Diego Community College District
5.00%	08/01/41	10,000	10,797
San Diego Unified School District (FSA Insured)
5.25%	07/01/17 - 07/01/19	8,795	9,564	(n)
State of California
5.00%	09/01/41	7,500	7,682
University of California (AMBAC Insured)
5.00%	05/15/34	2,225	2,109	(n)
			143,594

Colorado—0.7%
Colorado Water Resources & Power Development Authority
5.25%	09/01/17 - 09/01/18	5,880	6,096
Regional Transportation District
5.38%	06/01/31	2,500	2,681
University of Colorado Hospital Authority
5.25%	11/15/39	3,000	3,041
			11,818

Connecticut—2.7%
Connecticut State Health & Educational Facility Authority
5.00%	07/01/40	5,500	5,713
Connecticut State Health & Educational Facility Authority (MBIA Insured)
4.50%	07/01/37	6,000	6,045	(n)
South Central Connecticut Regional Water Authority
5.00%	08/01/41	8,000	8,658
South Central Connecticut Regional Water Authority (MBIA Insured)
5.00%	08/01/27	3,000	3,145	(n)
State of Connecticut
5.00%	01/01/22 - 11/01/26	19,705	22,881
			46,442

Delaware—1.1%
County of New Castle DE
5.00%	07/15/33 - 07/15/39	10,000	10,871
Delaware State Health Facilities Authority
5.00%	10/01/40	7,800	8,239
			19,110

District of Columbia—1.6%
District of Columbia
5.00%	04/01/30	4,500	5,033
5.50%	04/01/36	15,000	16,021
District of Columbia Water & Sewer Authority
5.25%	10/01/29	5,000	5,637
			26,691

Florida—2.2%
Brevard County Health Facilities Authority
7.00%	04/01/39	1,000	1,113
City of Tampa FL
5.00%	10/01/26 - 10/01/27	8,560	9,627
Hillsborough County Industrial Development Authority
5.00%	10/01/18	5,000	5,206
5.25%	10/01/15 -10/01/24	9,590	9,906
Jacksonville Economic Development Commission
5.50%	11/15/36	5,000	5,056
South Miami Health Facilities Authority
5.25%	11/15/33	6,380	6,788
			37,696

Georgia—6.8%
Athens-Clarke County Unified Government
5.50%	01/01/38	7,000	7,658
Athens-Clarke County Unified Government Development Authority
4.55%	06/15/31	6,050	5,714	(d)
Augusta-Richmond County GA (AGMC Insured)
5.25%	10/01/34	5,400	5,682	(n)
City of Atlanta GA
5.00%	01/01/25	10,000	10,919
6.25%	11/01/39	10,000	11,332
City of Atlanta GA (AGMC Insured)
5.75%	11/01/30	4,500	5,442	(n)
City of Atlanta GA (FSA Insured)
5.25%	01/01/33	4,000	4,083	(n)
5.75%	11/01/27	5,000	6,077	(n)
County of DeKalb GA (AGMC Insured)
5.25%	10/01/32	5,000	5,349	(n)
County of Fulton GA (FGIC Insured)
5.00%	01/01/30	5,000	5,176	(n)
DeKalb Newton & Gwinnett Counties Joint Development Authority
6.00%	07/01/34	8,500	9,267
Fayette County School District (FSA Insured)
4.80%	03/01/22	2,520	2,748	(n)
4.85%	03/01/23	2,290	2,478	(n)
Gwinnett County School District
5.00%	02/01/25	5,000	6,153
Henry County Hospital Authority (MBIA Insured)
5.00%	07/01/24	1,865	1,941	(n)
Municipal Electric Authority of Georgia
5.25%	01/01/19	2,490	2,903
Private Colleges & Universities Authority
6.00%	06/01/21	2,180	2,189
Private Colleges & Universities Authority (MBIA Insured)
6.50%	11/01/15	4,010	4,569	(n)

State of Georgia
4.50%	01/01/29	4,500	4,839
5.00%	08/01/22 - 01/01/26	4,790	5,531
5.00%	08/01/22	4,460	5,419	(m)
			115,469

Hawaii—2.2%
City & County of Honolulu HI
5.00%	04/01/33	10,000	10,850
6.00%	01/01/12	2,000	2,028
State of Hawaii
5.25%	07/01/24	15,800	17,564
State of Hawaii (FSA Insured)
5.75%	02/01/14	6,500	7,258	(n)
			37,700

Idaho—1.4%
Idaho Health Facilities Authority
6.75%	11/01/37	4,000	4,428
Idaho Housing & Finance Assoc. (MBIA Insured)
5.00%	07/15/22 - 07/15/24	17,625	19,070	(n)
			23,498

Illinois—2.7%
City of Chicago IL
5.63%	01/01/35	5,000	5,508
5.75%	01/01/39	8,500	9,431
County of Cook IL (AMBAC Insured)
5.50%	11/15/26	10,000	10,583	(m,n)
Illinois Finance Authority
5.50%	08/15/43	5,000	5,688
Metropolitan Pier & Exposition Authority (MBIA Insured)
3.82%	06/15/19	4,000	4,204	(d,n)
4.31%	06/15/22	4,305	3,575	(d,n)
Southwestern Illinois Development Authority (MBIA Insured)
5.00%	10/01/21	4,000	4,739	(n)
University of Illinois (FGIC Insured)
5.25%	04/01/32	2,540	2,541	(n)
			46,269

Indiana—1.0%
Indiana Municipal Power Agency
5.50%	01/01/27	2,500	2,752
5.75%	01/01/34	2,000	2,085
Indianapolis Local Public Improvement Bond Bank
5.75%	01/01/38	7,000	7,662
Merrillville Multi School Building Corp.
5.25%	07/15/28	5,000	5,290
			17,789

Kansas—0.3%
University of Kansas Hospital Authority
5.63%	09/01/32	4,150	4,350

Kentucky—2.8%
Kentucky Economic Development Finance Authority
6.38%	06/01/40	5,000	5,235

Kentucky State Property & Building Commission (AGC Insured)
5.25%	02/01/27 - 02/01/28	14,745	16,055	(n)
Kentucky Turnpike Authority (AMBAC Insured)
5.00%	07/01/26	5,000	5,370	(n)
Louisville & Jefferson County Metropolitan Sewer District
5.00%	05/15/30	8,040	8,717
Louisville-Jefferson County Metropolitan Government
5.25%	10/01/36	13,000	12,946
			48,323

Louisiana—1.2%
Louisiana Public Facilities Authority (MBIA Insured)
5.38%	05/15/16	7,870	8,505	(m,n)
State of Louisiana
5.00%	09/01/19	10,050	12,171
			20,676

Maine—0.4%
Maine Health & Higher Educational Facilities Authority
5.25%	07/01/21	1,790	2,028
Maine Municipal Bond Bank
5.50%	11/01/21	3,325	3,338	(m)
Maine Turnpike Authority
6.00%	07/01/34	1,250	1,424
			6,790

Maryland—4.8%
County of Montgomery MD
5.00%	07/01/21	12,905	16,031
County of Prince George’s MD
5.00%	10/01/22	6,820	7,458	(m)
5.00%	09/15/24 - 09/15/25	15,080	18,033
Maryland Economic Development Corp.
5.75%	06/01/35	3,000	2,996
Maryland Health & Higher Educational Facilities Authority
5.00%	07/01/32 - 07/01/41	15,710	15,859
5.13%	11/15/34	7,200	7,918
State of Maryland
5.00%	11/01/18	4,000	4,909
Washington Suburban Sanitation District
4.50%	06/01/26	8,470	9,420
			82,624

Massachusetts—4.0%
Massachusetts Development Finance Agency
5.00%	01/01/40	3,975	4,055
Massachusetts Health & Educational Facilities Authority
5.00%	07/01/34 - 07/15/35	20,000	20,835
5.50%	11/15/36	4,000	4,565
5.75%	07/01/39	7,500	7,702
Massachusetts State Department of Transportation
5.00%	01/01/37	10,000	10,417
Massachusetts Water Resources Authority
5.00%	08/01/41	3,000	3,300
6.50%	07/15/19	14,125	17,252
			68,126

Michigan—2.2%
City of Detroit MI (FSA Insured)
5.25%	07/01/21 - 07/01/22	4,545	5,005	(n)
City of Detroit MI (MBIA Insured)
5.00%	07/01/27	7,145	7,148	(n)
Lansing Board of Water & Light
5.00%	07/01/37	3,500	3,739
Michigan Municipal Bond Authority
5.25%	10/01/17	6,465	6,763
Michigan State Hospital Finance Authority
5.38%	12/01/30	1,830	1,847
5.38%	12/01/30	170	180	(m)
State of Michigan
5.50%	11/01/18	6,000	7,290
State of Michigan (FSA Insured)
5.25%	09/15/27	5,000	5,388	(n)
			37,360

Mississippi—0.5%
State of Mississippi
5.50%	09/01/14	7,500	8,548

Missouri—0.9%
Missouri Highway & Transportation Commission
5.00%	05/01/21	4,610	5,538
Missouri Joint Municipal Electric Utility Commission
5.75%	01/01/29	4,500	4,849
Missouri State Environmental Improvement & Energy Resources Authority
5.00%	01/01/24	5,000	5,358
			15,745

Nebraska—0.2%
City of Lincoln NE
5.00%	09/01/32	3,000	3,167

Nevada—0.1%
City of Las Vegas N.V. (AGMC Insured)
5.55%	06/01/16	1,630	1,639	(n)

New Jersey—9.1%
Cape May County Municipal Utilities Authority (FSA Insured)
5.75%	01/01/15 - 01/01/16	8,500	9,941	(n)
Essex County Improvement Authority (FSA Insured)
5.25%	12/15/17	235	260	(m,n)
5.25%	12/15/17	9,765	10,550	(n)
New Jersey Economic Development Authority
5.50%	12/15/29	5,000	5,458
New Jersey Educational Facilities Authority
5.25%	07/01/32	2,625	2,846
6.00%	12/01/17	10,000	11,607
New Jersey Higher Education Assistance Authority
5.63%	06/01/30	7,500	7,858
New Jersey State Turnpike Authority
5.25%	01/01/40	10,000	10,611
New Jersey State Turnpike Authority (AMBAC Insured)
6.50%	01/01/16	49,960	55,929	(n)
New Jersey Transportation Trust Fund Authority
5.50%	06/15/19 - 06/15/24	31,280	34,009	(m)

New Jersey Transportation Trust Fund Authority (FSA Insured)
5.75%	12/15/14	1,390	1,585	(n)
5.75%	12/15/14	4,610	5,363	(l,n)
			156,017

New Mexico—1.6%
City of Farmington NM
4.70%	09/01/24	4,000	4,020
New Mexico Finance Authority
5.00%	06/15/18 - 12/15/26	20,850	23,484
			27,504

New York—6.2%
Albany Industrial Development Agency
5.25%	11/15/27 - 11/15/32	6,500	6,180
Brooklyn Arena Local Development Corp.
6.00%	07/15/30	4,500	4,684
Hempstead Town Industrial Development Agency
5.00%	10/01/30	1,945	2,000
Long Island Power Authority
6.00%	05/01/33	7,500	8,471
New York City Municipal Water Finance Authority
5.00%	06/15/44	5,000	5,377
New York City Transitional Finance Authority
5.50%	07/15/31	10,000	10,944
New York Liberty Development Corp.
5.13%	01/15/44	5,000	5,123
New York State Dormitory Authority
5.00%	03/15/25 - 07/01/41	15,565	16,884
5.25%	11/15/23	10,400	10,691
5.50%	07/01/36 - 05/01/37	4,000	4,258
6.00%	07/01/40	2,000	2,120
6.50%	12/01/21	4,500	4,760
New York State Urban Development Corp.
5.50%	01/01/19	9,000	10,784
Triborough Bridge & Tunnel Authority
5.00%	11/15/26	10,000	11,056
Westchester County Healthcare Corp.
6.13%	11/01/37	2,500	2,623
			105,955

North Carolina—2.6%
Charlotte-Mecklenburg Hospital Authority
5.25%	01/15/42	2,000	2,068
City of Charlotte NC
5.00%	06/01/23 - 07/01/38	10,780	12,157
County of Wake NC
5.00%	03/01/21	1,500	1,855
North Carolina Capital Facilities Finance Agency
5.00%	01/01/38	1,000	1,071
North Carolina Eastern Municipal Power Agency
5.00%	01/01/26	5,000	5,347
North Carolina Medical Care Commission
4.75%	11/01/43	9,000	8,345
State of North Carolina
4.00%	05/01/25	1,500	1,565
4.75%	05/01/30	4,130	4,384

University of North Carolina at Greensboro
5.00%	04/01/36	6,750	7,158
			43,950

Ohio—3.1%
American Municipal Power-Ohio Inc.
5.00%	02/15/38	5,000	5,156
City of Cincinnati OH
5.00%	12/01/36	2,500	2,753
City of Columbus OH
4.50%	06/01/32	700	722
4.75%	06/01/31	5,000	5,272
County of Cuyahoga OH
6.00%	01/01/32	10,000	10,383
County of Franklin OH
4.50%	12/01/37	3,000	2,875
5.25%	05/15/24	1,400	1,441
County of Hamilton OH (AMBAC Insured)
5.25%	12/01/32	1,520	1,521	(n)
County of Hamilton OH (MBIA Insured)
5.00%	12/01/19	4,250	4,671	(m,n)
Cuyahoga Community College District
5.00%	8/1/26 - 8/1/27	3,000	3,281
Lorain County Port Authority
6.75%	12/01/40	2,000	2,084
Ohio Higher Educational Facility Commission
5.20%	11/01/26	3,700	3,751
6.25%	05/01/38	5,000	5,579
State of Ohio
5.00%	11/01/32	1,100	1,153
The Ohio State University
5.25%	12/01/11	3,150	3,175
			53,817

Oklahoma—1.4%
Claremore Public Works Authority (Class AFAC) (FSA Insured)
5.25%	06/01/34	6,315	7,169	(m,n)
Oklahoma Municipal Power Authority (FGIC Insured)
4.50%	01/01/47	9,000	9,100	(n)
Oklahoma Turnpike Authority (AMBAC Insured)
5.25%	01/01/15	8,005	8,092	(n)
			24,361

Pennsylvania—3.4%
Pennsylvania Higher Educational Facilities Authority
5.25%	08/15/25	1,750	1,906
Pennsylvania Industrial Development Authority (AMBAC Insured)
5.50%	07/01/17	3,100	3,221	(n)
Pennsylvania Turnpike Commission
5.00%	06/01/29	10,000	10,412
5.25%	12/01/34	12,000	9,982	(d)
5.25%	06/01/39	9,500	9,869
Pennsylvania Turnpike Commission (AMBAC Insured)
5.25%	12/01/32	12,000	12,390	(n)
Philadelphia Authority for Industrial Development
5.25%	09/01/36	1,750	1,414
State Public School Building Authority (FSA Insured)
5.25%	06/01/27	8,000	8,649	(m,n)
			57,843

Puerto Rico—2.7%
Commonwealth of Puerto Rico
5.75%	07/01/38	7,000	7,122
6.00%	07/01/39	10,000	10,355
Puerto Rico Public Buildings Authority
6.00%	07/01/41	5,000	5,228
Puerto Rico Sales Tax Financing Corp.
5.13%	08/01/32	15,000	13,208	(d)
5.50%	08/01/42	10,000	10,475
			46,388

Rhode Island—0.2%
Rhode Island Health & Educational Building Corp.
6.25%	09/15/34	1,300	1,434
6.50%	09/15/28	1,000	1,143
			2,577

South Carolina—6.5%
Berkeley County School District
5.25%	12/01/24	15,000	15,673
Charleston Educational Excellence Finance Corp.
5.25%	12/01/27 - 12/01/30	21,850	23,192
City of Greenville SC
5.13%	02/01/22	5,195	5,278	(m)
County of Beaufort SC (MBIA Insured)
5.50%	06/01/17 - 06/01/18	4,150	4,310	(n)
Greenville County School District
5.25%	12/01/21	2,000	2,133
5.50%	12/01/28	10,725	11,476
Lexington County Health Services District Inc.
5.50%	11/01/13	4,050	4,416
Piedmont Municipal Power Agency (AGMC Insured)
5.75%	01/01/34	5,500	6,046	(n)
South Carolina Educational Facilities Authority
5.00%	10/01/38	7,400	7,661
South Carolina State Public Service Authority
5.50%	01/01/38	7,500	8,210
South Carolina State Public Service Authority (AGMC Insured)
5.13%	01/01/37	6,750	6,830	(n)
South Carolina State Public Service Authority (FSA Insured)
5.13%	01/01/32	10,000	10,118	(n)
5.50%	01/01/36	5,000	5,063	(m,n)
			110,406

Tennessee—1.5%
County of Shelby TN
5.00%	03/01/21	3,500	4,195
Knox County Health Educational & Housing Facilities Board
5.25%	04/01/36	10,000	9,298
Metropolitan Government of Nashville & Davidson County TN
5.00%	05/15/25	10,000	11,118
State of Tennessee
5.00%	05/01/19	1,000	1,200
			25,811

Texas—4.8%
City of Austin TX (AMBAC Insured)
5.50%	11/15/16	5,450	6,536	(n)
City of Houston TX
5.00%	11/15/33	5,470	5,875
5.25%	11/15/30 - 11/15/31	12,000	13,326
City of Houston TX (AMBAC Insured)
5.75%	12/01/14	5,000	5,309	(m,n)
City of Houston TX (FSA Insured)
5.25%	05/15/22	10,000	10,905	(n)
Frisco Independent School District
2.36%	08/15/19	2,000	1,663	(d)
North Texas Tollway Authority
5.75%	01/01/38 - 01/01/40	21,475	22,287
6.00%	01/01/38	5,000	5,490
Tarrant County Cultural Education Facilities Finance Corp.
5.00%	11/15/40	5,000	5,077
University of Texas
5.00%	08/15/24	5,000	5,819
			82,287

Utah—0.2%
Utah State Board of Regents
5.00%	11/01/30	4,000	4,233

Vermont—0.3%
Vermont Educational & Health Buildings Financing Agency
5.00%	10/31/46	5,700	5,975

Virginia—0.4%
Virginia College Building Authority
4.38%	02/01/28	845	876
Virginia Resources Authority
5.25%	11/01/38	5,000	5,488
			6,364

Washington—0.6%
County of King WA
5.50%	12/01/13	5,120	5,682	(l)
5.50%	12/01/13	4,880	5,401
			11,083

Wisconsin—0.2%
State of Wisconsin (AMBAC Insured)
5.75%	07/01/14	2,990	3,107	(n)

Total Municipal Bonds and Notes			1,674,812
(Cost $1,574,825)

Other Investments—0.0%*
GEI Investment Fund			231	(k)
(Cost $238)

Total Investment in Securities			1,675,043
(Cost $1,575,063)

Short-Term Investments—0.3%
Time Deposit—0.3%
State Street Corp.
0.01%	10/03/11	$5,021	5,021	(e)
(Cost $5,021)

Total Investments			1,680,064
(Cost $1,580,084)

Other Assets and Liabilities, net—1.8%			30,103

NET ASSETS—100.0%			$1,710,167

Notes to Schedules of Investments (dollars in thousands)—September 30, 2011 (unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Funds have bought and the diversity of areas in which the Funds may invest as of a particular date. It may not be representative of the Funds’ current or future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, these securities amounted to $5,972, $9,157 and $29,817 or 2.96%, 4.92% and 8.23% of the net assets of the Elfun Diversified Fund, Elfun Money Market Fund and Elfun Income Fund respectively. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)	Coupon amount represents effective yield.

(e)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(f)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(h)	At September 30, 2011, all or a portion of this security is reserved and/or pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA’s.

(i)	Variable or floating rate security. The stated rate represents the rate at September 30, 2011.

(j)	Step coupon bond. Security becomes interest bearing at a future date.

(k)	GE Asset Management, the investment adviser of the Fund, also serves as investment adviser of the GEI Investment Fund and the GE Institutional Money Market Fund.

(l)	Escrowed to maturity Bonds are collateralized by U.S. Treasury securities which are held in escrow by a trustee and used to pay principal and interest on such bonds.

(m)	Pre refunded Bonds are collateralized by U.S. Treasury securities, which are held in escrow and are used to pay principal and interest on the tax-exempt issue and to retire the bonds at the earliest refunding date.

(n)	The security is insured by AMBAC, AGC, AGMC, MBIA, FSA or FGIC. The Elfun Tax-Exempt Fund had insurance concentrations of 5% or greater as of September 30, 2011 (as a percentage of net assets) as follows:

AMBAC	7.67%

FSA	7.34%

(o)	Securities in default.

(p)	Sponsored by SSGA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(q)	Illiquid Securities. At September 30, 2011, these securities amounted to $404 and $64 or 0.11% and 0.03% of net assets for the Elfun Income and Elfun Diversified Fund respectively. These securities have been determined to be illiquid using procedures established by the Board of Trustees.

(r)	Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based.

†	Percentages are based on net assets as of September 30, 2011.
††	Security traded on different exchanges.
*	Less than 0.05%
**	Amount is less than $500.

Abbreviations:

ADR	American Depositary Receipt

AGC	Assured Guaranty Corporation

AGMC	Assured Guaranty Municipal Company

AMBAC	AMBAC Indemnity Corporation

FGIC	Financial Guaranty Insurance Corporation

FSA	Financial Security Assurance

GDR	Global Depositary Receipt

MBIA	Municipal Bond Investors Assurance Corporation

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

SPDR	Standard & Poor’s Depository Receipts

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To be announced

Securities Valuation

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Funds use to measure different financial investments at fair value.

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, Level 1 securities primarily include publicly-traded equity securities which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Municipal obligations are valued at the quoted bid prices, when available. The pricing vendor uses various pricing models for each asset class that are consistent with what other market participants would use. The inputs and assumptions to the model of the pricing vendor are derived from market observable sources including: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing vendor uses available information as applicable such as benchmark curves, benchmarking of like securities, sector groupings, and matrix pricing. The pricing vendor considers all available market observable inputs in determining the evaluation for a security. Thus, certain securities may not be priced using quoted prices, but rather determined from market observable information. These investments are included in Level 2 and primarily comprise our portfolio of corporate fixed income, government, mortgage and asset-backed securities.

In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing vendors may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances we classify the investment securities in Level 3.

The Funds use non-binding broker quotes as the primary basis for valuation when there is limited, or no, relevant market activity for a specific investment or for other investments that share similar characteristics. The Funds have not adjusted the prices obtained. Investment securities priced using non-binding broker quotes are included in Level 3. As is the case with the primary pricing vendor, third-party brokers do not provide access to their proprietary valuation models, inputs and assumptions. Accordingly, GEAM conducts internal reviews of pricing for all such investment securities periodically to ensure reasonableness of valuations used in the Funds’ financial statements. These reviews are designed to identify prices that appear stale, those that have changed significantly from prior valuations, and other anomalies that may indicate that a price may not be accurate. Based on the information available, GEAM believes that the fair values provided by the brokers are representative of prices that would be received to sell the assets at the measurement date (exit prices).

All portfolio securities of the Money Market Fund and any short-term securities of sufficient credit quality held by any other Fund with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized cost which approximates market value and these are included in Level 2.

A Fund’s written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price and those are also included in Level 2.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Trustees that are designed to establish its “fair” value. These securities would be classified in Level 3. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the NYSE. In these circumstances the Fund classifies the investment securities in Level 2. This independent fair value pricing service uses a model to identify affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

Portfolio securities may be valued using techniques other than market quotations, under the circumstances described above. The value established for a portfolio security may be different than what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Funds could sell a portfolio security for the value established for it at any time and it is possible that the Funds would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in Total Investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Funds use closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Fair value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s NAV.

The following tables present the Funds’ investments measured at fair value on a recurring basis at September 30, 2011:

(Dollars in Thousands)

Fund	Investments	Level 1	Level 2	Level 3	Total
Elfun Tax-Exempt Income Fund	Investments in Securities †
	Municipal Bonds and Notes	$—	$1,674,812	$—	$1,674,812
	Other Investments	—	231	—	231
	Short-Term Investments	—	5,021	—	5,021

	Total Investments in Securities	$—	$1,680,064	$—	$1,680,064

†	See Schedule of Investments for Industry Classification

INCOME TAXES

At September 30, 2011, information on the tax components of capital is as follows (Dollars in Thousands):

Fund	Cost of investment for Tax purposes	Gross Tax appreciation	Gross Tax depreciation	Net Tax appreciation / (depreciation)
Elfun Tax-Exempt Income Fund	$1,580,237	$102,937	$(3,110)	$99,827

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Tax Exempt Income Fund

By:	/s/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: November 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: November 22, 2011

By:	/S/ ARTHUR A. JENSEN
Arthur A. Jensen
Treasurer, Elfun Funds

Date: November 22, 2011